WILMER CUTLER PICKERING
HALE AND DORR LLP

                      Matthew A. Ebert
                      60 STATE STREET
                      BOSTON, MA 02109
                      +1 617 526 6605
                      +1 617 526 5000 fax
                      matthew.ebert@wilmerhale.com

December 8, 2004

BY ELECTRONIC SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:
NitroMed, Inc.
Registration Statement on Form S-1
File No. 333-120280
Prospectus dated December 8, 2004

Ladies and Gentlemen:

        In accordance with Rule 424(b)(1) under the Securities Act of 1933, as amended, on behalf of NitroMed, Inc. (the "Company"), enclosed for filing is the Prospectus dated December 8, 2004, which is to be used in connection with offers and sales to be made pursuant to the Company's Registration Statement on Form S-1 (File No. 333-120280). This filing is being effected by direct transmission to the Commission's EDGAR system.

        Please contact the undersigned or Cynthia T. Mazareas at (617) 526-6000 if you have any questions in connection with this filing.

Sincerely,

/s/ Matthew A. Ebert
Matthew A. Ebert

Enclosure